[GRAPHIC OF LEAVES]

                                    TIMESSQUARE
                                   VP CORE PLUS
                                      BOND FUND

-----------------------------------------------

                              Semiannual Report
                                  June 30, 2003


                                                                    [Cigna logo]

--------------------------------------------------------------------------------
                                                                               1

Dear Shareholders:

Our commentary for TimesSquare VP Core Plus Bond Fund (the "Fund") covering the six months ended June 30, 2003 follows.

Market Summary

On a six-month year-to-date basis, the total return on the Lehman Brothers Aggregate Bond Index was 3.93%, compared with a total return of 7.32% on investment-grade corporate bonds (Lehman Brothers U.S. Credit Index). Emerging market debt (J.P. Morgan Emerging Market Bonds Plus Index) and high-yield corporate bonds (Lehman Brothers High Yield Bond Index) produced the best total returns by far on a year-to-date basis, with total returns from each market in excess of 18%.

At the beginning of May, the Federal Reserve (Fed) Chairman Greenspan announced that any necessary action would be taken to combat deflationary pressures. Bondholders took this as a sign that the Fed would keep short-term rates low. The 10-year Treasury yield plunged to an inter-generational low of 3.13% on June 13, the lowest level since June 1958, before recovering to end the quarter at 3.53%.

Performance
Returns for the six months ended June 30, 2003 were:

Fund                                    5.43%
Lipper Corporate Debt Funds -
   'A' Rated Average                    4.73
Lehman Brothers Aggregate Bond
   Index                                3.93

In the first quarter, the Fund benefited from its allocation to high yield and to the overweight allocation to the investment-grade credit sector. The Fund also was helped by the positive issue selection in investment-grade credits and mortgage-backed securities (MBS) for the period.

In the second quarter, the overweight allocation and strong selection in investment-grade corporate bonds were the largest positive contributors to Fund performance. At June 30, 2003, the Fund was 14% overweight to corporate bonds on a duration-adjusted basis. Continued positive issue selection in Yankee and domestic telecommunications companies such as France Telecom, Deutsche Telekom, and Sprint Capital added value. Other sectors that performed well for us included Yankee Banks such as Royal Bank of Scotland and cable names, with Comcast as an example.

In MBS, one of the more consistent and effective strategies that has been undertaken is to purchase securities with better call protection when rates are low. Our underweight in Agency bonds and selection within the sector, especially in Financing Corporation (FICO) bonds (issued to finance the savings and loan banking system bailout), continued to have a positive impact.

Outlook

We continue to favor investment-grade corporate bonds. Despite the extremely strong returns in this sector over the past nine months, we still see further upside, albeit not of the same magnitude. We remain vigilant in our monitoring of individual credits and potential volatility associated with continued accounting and corporate governance issues, potential profit disappointments, and exogenous/geopolitical events. In high yield, we may once again increase our allocation upon clearer signs of economic growth. In the MBS sector, we have moved to an underweight allocation due to our cautious outlook.

Sincerely,

/s/ Richard H. Forde

Richard H. Forde
Chairman of the Board and President
TimesSquare VP Core Plus Bond Fund

Note: This commentary is not part of the Semiannual Report to Shareholders.

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TimesSquare VP Core Plus Bond Fund Investments in Securities                   2

June 30, 2003 (Unaudited)

                                                          Principal          Value
                                                              (000)          (000)
----------------------------------------------------------------------------------
LONG-TERM BONDS - 84.3%
BASIC MATERIALS - 0.4%
Abitibi-Consolidated, Inc., 6.00%, 2013                  $      245       $    233
Stora Enso Oyj, 7.38%, 2011                                     205            245
Weyerhaeuser Co., 5.25%, 2009                                   165            177
                                                                          --------
                                                                               655
                                                                          --------
COMMUNICATIONS & MEDIA - 8.1%
AOL Time Warner, Inc., 6.75%, 2011                              495            564
AT&T Corp.,
 7.80%, 2011                                                     60             69
 8.50%, 2031                                                    105            119
AT&T Wireless Services, Inc., 8.13%, 2012                       170            205
British Telecommunications PLC, 8.88%
 (coupon change based on rating), 2030                          285            389
Comcast Cable Communications, 8.38%, 2007                        65             77
Comcast Corp., 5.85%, 2010                                      140            154
Deutsche Telekom International Finance BV,
 8.50%, (coupon change based on rating), 2010                   410            504
 8.75%, (coupon change based on rating), 2030                   805          1,026
France Telecom SA,
 8.70%, (coupon change based on rating), 2006                    90            103
 9.25%, (coupon change based on rating), 2011                 1,410          1,775
 10.00%, (coupon change based on rating), 2031                  135            187
Kyivstar GSM, 12.75%, 2005 144A                                 275            303
Koninklijke KPN, NV, 8.00%, 2010                              1,165          1,442
Liberty Media Corp., 5.70%, 2013                                 80             81
News America Holdings, 7.75%, 2045                              405            482
News America, Inc., 6.75%, 2038                                  20             22
PTC International Finance II SA, 11.25%, 2009                   355            401
Qwest Capital Funding, Inc., 6.50%, 2018                         75             53
Speedway Motorsports, Inc., 6.75%, 2013 144A                    130            135
Sprint Capital Corp.,
 6.13%, 2008                                                    100            109
 8.38%, 2012                                                     80             96
 8.75%, 2032                                                    365            437
Tele Communications, Inc.,
 9.80%, 2012                                                    950          1,199
 7.88%, 2013                                                    220            266
TELUS Corp., 8.00%, 2011                                        495            572

                                                          Principal          Value
                                                              (000)          (000)
----------------------------------------------------------------------------------
Time Warner, Inc.,
 8.18%, 2007                                             $      640       $    750
 9.13%, 2013                                                    215            275
 7.57%, 2024                                                    300            340
TPSA Finance BV, 7.75%, 2008 144A                               380            435
Univision Communications, Inc., 7.85%, 2011                     430            512
Verizon Florida, Inc., 6.13%, 2013                              190            215
                                                                          --------
                                                                            13,297
                                                                          --------
CONSUMER & RETAIL - 1.7%
Ahold Finance USA, Inc., 8.25%, 2010                            380            390
Campbell Soup Co., 5.88%, 2008                                  195            222
Foster's Finance Corp., 6.88%, 2011 144A                        210            248
Heinz (H.J.) Co., 6.38%, 2028                                    70             79
Heinz (H.J.) Finance Co., 6.75%, 2032                           210            250
Kellogg Co., 7.45%, 2031                                        355            450
Kraft Foods, Inc.,
 5.25%, 2007                                                    140            152
 5.63%, 2011                                                    350            381
Kroger Co., 7.50%, 2031                                          50             59
Safeway, Inc., 7.25%, 2031                                       55             62
Sears Roebuck Acceptance Corp., 7.00%, 2032                      80             89
VFB LLC, 10.25%, 2009 (a)                                     1,930            463
                                                                          --------
                                                                             2,845
                                                                          --------
DIVERSIFIED - 1.3%
Bombardier, Inc., 6.75%, 2012 144A                              275            282
General Electric Co., 5.00%, 2013                               690            729
Hutchison Whampoa International Ltd.,
 6.50%, 2013 144A                                               430            451
ITT Industries, Inc., 7.40%, 2025                               535            625
                                                                          --------
                                                                             2,087
                                                                          --------
FINANCIAL - 11.3%
American Express Credit, Ser.1999-1A, 5.60%, 2006             1,200          1,242
Amvescap PLC, 5.90%, 2007                                       285            311
Bank of America Corp., 7.80%, 2010                              100            123
BankBoston Corp., 8.25%, 2026                                   170            200
Bayerische Hypo-und Vereinsbank AG,
 8.74%, 2031 144A                                               465            489

The Notes to Financial Statements are an integral part of these statements.

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TimesSquare VP Core Plus Bond Fund Investments in Securities                   3

June 30, 2003 (Unaudited) (Continued)

                                                             Principal          Value
                                                                 (000)          (000)
-------------------------------------------------------------------------------------
Boeing Capital Corp., 6.10%, 2011                           $      325       $    359
CIT Group, Inc.,
 6.50%, 2006                                                       265            290
 6.88%, 2009                                                       125            142
Citigroup, Inc.,
 3.50%, 2008                                                     1,455          1,497
 7.25%, 2010                                                       265            321
Countrywide Home Loans, Inc., 5.50%, 2007                          110            120
Credit Suisse First Boston Mortgage Securities Corp.,
    4.63%, 2008                                                    165            176
 Interest Only 7.50%, 2032                                         700             67
 Interest Only 8.00%, 2032                                       1,200            120
Dresdner Funding Trust I, 8.15%, 2031 144A                         590            651
Fifth Third Bank Michigan, 7.75%, 2010                             300            333
First Union Capital 1, 7.94%, 2027                                 105            122
Ford Motor Credit Co.,
 6.88%, 2006                                                       300            318
 7.38%, 2009                                                       700            734
 7.38%, 2011                                                       700            724
General Motors Acceptance Corp.,
 6.88%, 2011                                                     1,180          1,184
 7.00%, 2012                                                       295            297
Golden West Financial Corp., 4.13%, 2007                           200            211
Goldman Sachs Group, Inc., 6.88%, 2011                             580            684
Household Finance Corp.,
 4.63%, 2008                                                       350            373
 6.38%, 2011                                                       270            307
 6.38%, 2012                                                       230            262
HVB Funding Trust III, 9.00%, 2031 144A                            225            235
International Lease Finance Corp., 6.38%, 2009                     275            308
Kazkommerts International BV, 8.50%, 2013 144A                     250            249
Korea Development Bank,
 4.25%, 2007                                                       160            165
Lehman Brothers Holdings, Inc., 6.63%, 2012                        365            428
Manufacturers & Traders Trust, 8.00%, 2010                         150            185
Mississippi Business Finance Corp., 7.81%, 2024                    500            487
Morgan (J.P.) Chase & Co., 6.75%, 2011                              50             59
Morgan (J.P.) Co., 6.00%, 2009                                     205            230
Morgan Stanley Group, Inc., 6.75%, 2011                            415            485

                                                             Principal          Value
                                                                 (000)          (000)
-------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.,
 5.75%, 2009                                                $      120       $    133
NB Capital Trust IV, 8.25%, 2027                                   155            188
Prudential Funding LLC, 6.60%, 2008                                190            220
Residential Asset Mortgage Products, Inc.,
 Interest Only, 5.75%, 2005                                      2,049            124
Santander Central Hispano Issuances Ltd.,
   7.63%, 2010                                                     200            248
Santander Financial Issuances,
 6.80%, 2005                                                        95            104
 6.38%, 2011                                                       100            114
Sovereign Bancorp., Inc., 10.50%, 2006                           1,685          2,024
Standard Chartered Bank, 8.00%, 2031 144A                          215            273
Union Planters Corp., 6.75%, 2005                                  240            265
Zions Bancorp.,
 Step Coupon (6.50%, 10/15/2006), 2011                             340            378
                                                                             --------
                                                                               18,559
                                                                             --------
FOREIGN GOVERNMENT - 2.1%
Bulgaria (Republic of),
 Floating Rate, 2.19%, 2024                                        380            369
Quebec (Province of Canada),
 5.50%, 2006                                                       630            689
 5.00%, 2009                                                       790            866
 7.50%, 2023                                                       460            601
Russian Federation,
 Step Coupon (5.00% to 3/31/07), 2030 144A                         475            461
Ukraine Government, 7.65%, 2013 144A                               180            179
United Mexican States, 8.30%, 2031                                 320            368
                                                                             --------
                                                                                3,533
                                                                             --------
INDUSTRIAL - 2.0%
BAE Systems Holdings, 6.40%, 2011 144A                             910          1,018
Lockheed Martin Corp.,
 8.20%, 2009                                                     1,240          1,568
 8.50%, 2029                                                       235            319
Systems 2001 Asset Trust LLC, 7.16%, 2011 144A                     290            324
                                                                             --------
                                                                                3,229
                                                                             --------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                   4

June 30, 2003 (Unaudited) (Continued)

                                                       Principal          Value
                                                           (000)          (000)
-------------------------------------------------------------------------------
INSURANCE - 1.4%
American Re Corp., 7.45%, 2026                        $      200       $    221
AXA SA, 8.60%, 2030                                          175            225
Monumental Global Funding II, 3.85%, 2008 144A               345            357
Progressive Corp.,
 6.38%, 2012                                                  35             40
 6.25%, 2032                                                  65             72
Travelers Property Casualty Corp., 5.00%, 2013               190            198
XL Capital Europe PLC, 6.50%, 2012                           320            366
Zurich Capital Trust I, 8.38%, 2037 144A                     690            758
                                                                       --------
                                                                          2,237
                                                                       --------
MEDICAL - 0.3%
Tenet Healthcare Corp., 7.38%, 2013                          445            429
                                                                       --------
OIL & GAS - 1.8%
Amerada Hess Corp., 7.30%, 2031                              250            289
Conoco Funding, Co., 6.35%, 2011                             895          1,045
Devon Financing Corp. ULC, 6.88%, 2011                       230            270
Duke Energy Field Services LLC,
 5.75%, 2006                                                  60             64
 6.88%, 2011                                                  40             46
Gazprom OAO, 9.63%, 2013 144A                                200            221
Occidental Petroleum Corp.,
 7.65%, 2006                                                 480            542
 6.75%, 2012                                                 175            208
Petroleos Mexicanos, 9.50%, 2027                             270            333
                                                                       --------
                                                                          3,018
                                                                       --------
PHARMACEUTICALS - 0.5%
Lilly (Eli) & Co., 6.77%, 2036                               610            747
Wyeth, 5.25%, 2013                                            80             85
                                                                       --------
                                                                            832
                                                                       --------
TRANSPORTATION - 1.9%
American Airlines, 7.38%, 2016                               596            280
Burlington Northern Santa Fe, 6.75%, 2029                    310            350
Continental Airlines, Inc.,
 6.90%, 2017                                                 475            358
 6.55%, 2020                                                  26             25
Delta Air Lines, Inc., 7.90%, 2009                           270            215

                                                       Principal          Value
                                                           (000)          (000)
-------------------------------------------------------------------------------
Federal Express Corp., 7.60%, 2097                    $      185       $    211
General Motors Corp., 7.13%, 2013                            235            234
Norfolk Southern Corp.,
 7.70%, 2017                                                 405            518
 7.90%, 2097                                                  75             90
Union Pacific Corp., 6.13%, 2012                             680            768
                                                                       --------
                                                                          3,049
                                                                       --------
U.S. GOVERNMENT & AGENCIES - 49.1%
Fannie Mae,
 5.50%, 2017                                               2,671          2,775
 7.00%, 2031                                                 809            857
 8.00%, 2031                                                 378            407
 6.50%, 2032                                               6,167          6,431
 7.00%, 2032                                               5,588          5,926
 6.50%, 2033                                               2,895          3,019
 Interest Only 7.20%, 2042                                12,848            263
Federal Home Loan Banks,
 4.13%, 2005                                               1,375          1,434
Financing Corp.,
 Principal Strips from
 9.90%, 2018                                                 134             62
 10.00%, 2018                                              1,985            952
 8.60%, 2019                                                 830            362
 9.65%, 2019                                                 695            315
 9.70%, 2019                                               1,260            568
Freddie Mac,
 6.00%, 2017                                               1,465          1,524
 4.50%, 2018                                               2,708          2,769
 5.00%, 2018                                               4,081          4,219
 6.00%, 2032                                               8,163          8,463
 7.50%, 2032                                               1,653          1,757
 5.50%, 2033                                               6,361          6,571
 Interest Only 9.89%, 2043                                10,247            284
Ginnie Mae,
 6.50%, 2031                                               1,025          1,076
 6.50%, 2032                                                 894            939
 5.50%, 2033                                                 765            796
 6.00%, 2033                                               1,700          1,783

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                   5

June 30, 2003 (Unaudited) (Continued)

                                                   Principal         Value
                                                       (000)         (000)
-------------------------------------------------------------------------------
U.S. Treasury Bonds,
 8.75%, 2017                                         $ 1,440      $  2,155
 6.00%, 2026                                           5,020         6,001
U.S. Treasury Notes,
 7.88%, 2004                                           1,730         1,888
 4.63%, 2006                                          10,125        10,976
 4.38%, 2007                                           2,330         2,531
 6.00%, 2009                                           2,775         3,273
 5.00%, 2011                                              70            79
                                                                  --------
                                                                    80,455
                                                                  --------
UTILITIES - 2.4%
American Electric Power, Inc., 5.38%, 2010                90            96
Carolina Power & Light Co., 6.50%, 2012                   95           110
CenterPoint Energy
 5.70%, 2013 144A                                        225           244
 7.88%, 2013 144A                                        135           155
Cleveland Electric Illuminating Co., 7.88%, 2017         200           251
Columbus Southern Power Co., 5.50%, 2013 144A             85            91
Detroit Edison Co.,
 6.13%, 2010                                             320           365
 6.35%, 2032                                              60            68
Dominion Resources Inc., 6.25%, 2012                     100           113
DPL, Inc., 8.25%, 2007                                   270           306
Duke Capital Corp., 6.25%, 2013                           60            64
First Energy Corp.,
 5.50%, 2006                                             260           279
 6.45%, 2011                                             350           384
Nisource Finance Corp., 7.88%, 2010                      400           472
Ohio Power Co., 5.50%, 2013 144A                          45            48
Oncor Electric Delivery Co., 7.25%, 2033 144A            260           307
Pinnacle Partners, 8.83%, 2004 144A                      200           208
Progress Energy, Inc.,
 7.10%, 2011                                             110           128
 7.00%, 2031                                             225           248
                                                                  --------
                                                                     3,937
                                                                  --------
TOTAL LONG-TERM BONDS
 (Cost - $131,712)                                                 138,162
                                                                  --------

                                           Number of         Value
                                              Shares         (000)
------------------------------------------------------------------
PREFERRED STOCK - 1.9%
COMMUNICATIONS & MEDIA - 0.3%
Centaur Funding Corp., 9.08%, 144A               435      $    523
                                                          --------
FINANCIAL - 1.6%
BCI US Funding Trust,
 Step Coupon (8.01% to 7/15/08) 144A             650           759
IBJ Preferred Capital Co. LLC,
 Step Coupon (8.79% to 6/30/08) 144A             235           236
Natexis AMBS Co. LLC.,
 Step Coupon (8.44% to 6/30/08) 144A             210           254
RBS Capital Trust I,
 Step Coupon (4.71% to 7/01/13)                1,275         1,276
                                                          --------
                                                             2,525
                                                          --------
TOTAL PREFERRED STOCK
 (Cost - $2,904)                                             3,048
                                                          --------
SHORT-TERM OBLIGATIONS - 13.9%
MONEY MARKET FUND - 13.6%
TimesSquare VP Money Market Fund          22,228,000        22,228
                                                          --------

                                           Principal
                                               (000)
                                       -------------
U.S. GOVERNMENT - 0.1%
U.S. Treasury Bill,
 1.10%, 10/2/03 (b)                      $       200           199
                                                          --------
UTILITIES - 0.2%
Niagara Mohawk Power Co.,
 7.38%, 2003                                     250           250
                                                          --------
TOTAL SHORT-TERM OBLIGATIONS
 (Cost - $22,677)                                           22,677
                                                          --------
TOTAL INVESTMENTS IN SECURITIES - 100.1%
 (Total Cost - $157,293) (d)                               163,887
Liabilities in Excess of Cash and Other Assets - (0.1)%       (119)
                                                          --------
NET ASSETS - 100.0%                                       $163,768
                                                          ========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                   6

June 30, 2003 (Unaudited) (Continued)

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES

(a) Indicates defaulted security.

(b) Pledged as collateral for financial futures contracts. At June 30, 2003, the Fund was long 59, 2-year U.S. Treasury Notes and was short 22, U.S. Treasury Bond futures contracts, 53, 10-year and 22, 5-year U.S. Treasury Note futures contracts, all expiring in September 2003. Net unrealized gain amounted to $147,757. Underlying face values of the long and short positions were $12,744,000 and ($11,468,742), respectively, and underlying market values were $12,761,515 and ($11,338,500), respectively.

(c) A summary of outstanding forward currency contracts, as of June 30, 2003, is as follows:

                                                          Net Unrealized
Settlement      Forward        Foreign       Contract      Appreciation
Date            Contract       Currency       Value       (Depreciation)
-------------------------------------------------------------------------
Sells
09/15/03         EURO         3,640,000     $4,000,194      $(179,260)
Buys
09/15/03         EURO         5,070,000     $5,539,306      $ 279,559

    Tax Information
(d) At June 30, 2003, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $157,699,054 was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of
    value over tax cost                                    $6,498,168

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value                                          (310,353)
                                                           ----------
   Unrealized appreciation-net                             $6,187,815
                                                           ==========

--------------------------------------------------------------------------------

Quality Ratings* of Long-Term Bonds (Unaudited)
June 30, 2003

                   Value      % of
                   (000)      Value
  ----------------------------------
  Aaa/AAA       $ 82,914       60.0%
  Aa/AA            5,709        4.1
  A/A             17,258       12.5
  Baa/BBB         28,552       20.7
  Ba/BB            1,806        1.3
  B/B              1,407        1.0
  Below B             53        0.0
  Not Rated          463        0.4
                --------      -----
                $138,162      100.0%
                ========      =====

*The higher of Moody's or Standard & Poor's Ratings.
--------------------------------------------------------------------------------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund                                             7

Statement of Assets and Liabilities
June 30, 2003 (Unaudited)
(In Thousands)

Assets:
Investments in securities at value                        $163,887
Interest and dividend receivable                             1,560
Receivable for investments sold                                678
Swap contracts receivable                                      141
Receivable for forward currency contracts                      100
Investments for Trustees' deferred compensation plan             2
                                                          --------
  Total assets                                             166,368
                                                          --------
Liabilities:
Payable for investments purchased                            2,421
Advisory fees payable                                           48
Futures variation margin payable                                38
Custody fees payable                                            29
Administrative fees payable                                     17
Audit and legal fees payable                                    14
Deferred Trustees' fees payable                                  2
Transfer agent fees payable                                      1
Other                                                           30
                                                          --------
  Total liabilities                                          2,600
                                                          --------
Net Assets                                                $163,768
                                                          ========
Components of Net Assets:
Paid in capital                                           $153,093
Undistributed net investment income                          4,804
Accumulated net realized loss                                 (977)
Net unrealized appreciation of investments, futures,
   forward contracts and swaps                               6,848
                                                          --------
Net Assets                                                $163,768
                                                          ========
Shares Outstanding                                          15,331
                                                          ========
Net Asset Value and Redemption Price per Share            $  10.68
                                                          ========
Cost of Investments                                       $157,293
                                                          ========

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)
(In Thousands)

Investment Income:
Income:
   Interest income                                        $4,366
   Dividends                                                 112
                                                          ------
                                                           4,478
Expenses:
   Investment advisory fees                  $362
   Custodian fees                              76
   Administrative services fees                39
   Audit and legal fees                        14
   Transfer agent fees                          3
   Trustees' fees                               1
   Shareholder reports                          1
                                             ----
   Total expenses                             496
   Less expenses waived by Adviser           (106)
                                             ----
   Net expenses                              $390
                                             ----
Net Investment Income                                      4,088
                                                          ------
Realized and Unrealized Gain (Loss)
   on Investments:
   Net realized gain (loss) from:
   Forward currency contracts                                  2
   Futures contracts                                        (874)
   Investments                                             2,397
                                                          ------
                                                           1,525
                                                          ------
   Net change in unrealized appreciation:
   Forward currency contracts                                 98
   Futures contracts                                         252
   Swaps                                                       5
   Investments                                             2,416
                                                          ------
                                                           2,771
                                                          ------
Net Realized and Unrealized Gain
   on Investments                                          4,296
                                                          ------
Net Increase in Net Assets Resulting
   from Operations                                        $8,384
                                                          ======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund                                             8

Statements of Changes in Net Assets
(In Thousands)

                                               For the Six         For the
                                              Months Ended        Year Ended
                                              June 30, 2003      December 31,
                                               (Unaudited)           2002
                                              -------------      ------------
Operations:
Net investment income                          $    4,088          $  5,673
Net realized gain (loss) on investments             1,525              (412)
Net unrealized appreciation on investments          2,771             5,418
                                               ----------          --------
Net increase in net assets from operations          8,384            10,679
                                               ----------          --------
Dividends and Distributions:
From net investment income                             --            (5,821)
                                               ----------          --------
Total dividends and distributions                      --            (5,821)
                                               ----------          --------
Capital Share Transactions:
Net proceeds from shares sold                      26,748           108,118
Net asset value of shares issued to
   shareholders in reinvestment of
   dividends and distributions                         --             5,821
                                               ----------          --------
                                                   26,748           113,939
Cost of shares redeemed                           (21,091)         (120,160)
                                               ----------          --------
Net increase (decrease) from Fund share
   transactions                                     5,657            (6,221)
                                               ----------          --------
Net Increase (Decrease) in Net
   Assets                                          14,041            (1,363)
Net Assets:
Beginning of period                               149,727           151,090
                                               ----------          --------
End of period*                                 $  163,768          $149,727
                                               ==========          ========
* includes undistributed net investment
  income of:                                   $    4,804          $    716
                                               ==========          ========

                                               For the Six         For the
                                              Months Ended        Year Ended
                                              June 30, 2003      December 31,
                                               (Unaudited)           2002
                                              -------------      ------------
Transactions in Capital Stock:
Shares sold                                         2,592            10,641
Shares issued in reinvestment of dividends
   and distributions                                   --               575
                                               ----------          --------
                                                    2,592            11,216
Shares redeemed                                    (2,036)          (12,020)
                                               ----------          --------
Net increase (decrease) in shares
   outstanding                                        556              (804)
                                               ==========          ========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund                                             9

Financial Highlights

                                                     For the Six                                               From May 3,
                                                     Months Ended       For the Year Ended December 31,         1999* to
                                                    June 30, 2003    -----------------------------------      December 31,
                                                     (Unaudited)       2002         2001(e)        2000           1999
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                  $  10.13       $   9.70      $   9.87       $  9.53       $ 10.00
                                                      --------       --------      --------       -------       -------
Income from investment operations
Net investment income (a)                                 0.27           0.42          0.45          0.54          0.33
Net realized and unrealized gain (loss)                   0.28           0.42          0.44          0.35         (0.48)
                                                      --------       --------      --------       -------       -------
Total from investment operations                          0.55           0.84          0.89          0.89         (0.15)
                                                      --------       --------      --------       -------       -------
Less dividends and distributions:
Dividends from net investment income                        --          (0.41)        (0.94)        (0.55)        (0.32)
Distributions from net realized capital gains               --             --         (0.04)           --            --
Return of capital dividends                                 --             --         (0.08)           --            --
                                                      --------       --------      --------       -------       -------
Total dividends and distributions                           --          (0.41)        (1.06)        (0.55)        (0.32)
                                                      --------       --------      --------       -------       -------
Net asset value, end of period                        $  10.68       $  10.13      $   9.70       $  9.87       $  9.53
                                                      ========       ========      ========       =======       =======
Total Investment Return (b)                               5.43%(c)       8.66%         9.06%         9.34%        (1.48)(c)
Ratios to Average Net Assets:
Gross expenses                                            0.64%(d)       0.62%         0.60%         0.70%         0.79%(d)
Fees and expenses waived or borne by the Adviser          0.14%(d)       0.12%         0.10%         0.20%         0.29%(d)
Net expenses                                              0.50%(d)       0.50%         0.50%         0.50%         0.50%(d)
Net investment income                                     5.69%(d)       4.24%         5.39%(e)      6.66%         6.09%(d)
Portfolio Turnover                                         126%(c)        518%          396%          320%          303%(c)
Net assets, End of Period (000 omitted)               $163,768       $149,727      $151,090       $84,014      $ 39,261

(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.
(e) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was a decrease of $0.02 per share. The effect to the ratio of net investment income to average net assets was a decrease of 0.19%. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principle.
*   Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements              10

(Unaudited)

1. Significant Accounting Policies.
TimesSquare VP Core Plus Bond Fund (the "Fund") is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to provide the highest current income attainable, consistent with reasonable risk, as determined by the Fund's investment adviser, through investment in a professionally managed, diversified portfolio of fixed income securities. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished by brokers trading in the securities or a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value, as determined in good faith by, or under the authority of, the Fund's Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are valued at their fair value, taking such events into account.

B. Delayed Delivery Commitments -- The Fund may enter into commitment agreements -- i.e., TBA's -- for the purchase of securities at an agreed-upon price on a specified future date. Since the delivery and payment for such securities can be scheduled to take place up to three months after the transaction date, they are subject to market fluctuations. The Fund does not begin to earn interest on such purchase commitments until settlement date. The Fund may sell a purchase commitment prior to settlement for the purpose of enhancing its total return. The Fund segregates assets with a market value equal to the amount of its purchase commitments. To the extent securities are segregated, they may not be available for new investments or to meet redemptions. Delayed delivery commitments may increase the Fund's exposure to market fluctuations and may increase the possibility that the Fund may realize a short-term gain (subject to taxation) or loss if the Fund must engage in portfolio transactions in order to honor its commitments. Due to the longer settlement period, there may be an increased risk of failure of the other party to honor the transaction. The Fund records changes in market value of the securities underlying unsettled commitments in unrealized gains and losses. Gains and losses are realized upon sale of the commitment.

C. Foreign Currency Translations -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements              11

(Unaudited) (Continued)

     expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains (losses) from foreign currency-related transactions include gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex-dividend and payment dates on dividends, interest, and foreign withholding taxes.

D. Foreign Investments -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include inadequate accounting controls, liquidity and valuation risks.

E. Forward Currency Transactions -- The Fund is authorized to enter into forward exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Due to market fluctuations, the Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F. Futures Contracts -- The Fund is authorized to enter into futures contracts. The Fund may use futures contracts for reasons such as managing its exposure to the markets or movements in interest rates and currency values. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities and the possibility of an illiquid market.

G. High Yield Bonds -- The Fund may invest in high yield bonds i.e. fixed income securities rated below investment grade. While the market values of these securities tend to react less to fluctuations in interest rate levels than do those of investment-grade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, the issuers of these securities are often highly

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements              12

(Unaudited) (Continued)

leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

H. Swap Agreements -- The Fund may enter into swap agreements for investment, liquidity, hedging and risk management purposes. For example, the Fund may enter into swap agreements to preserve a return on a particular investment or a portion of its portfolio and as a technique for managing duration (i.e., price sensitivity to changes in interest rates). Swaps involve the exchange of commitments to pay or receive -- e.g., an exchange of floating rate payments for fixed-rate payments and/or payments of the appreciation or depreciation of a security or an index. If forecasts of interest rates and other market factors, including those that may impact the indexes of the total return swaps, are incorrect, investment performance will differ compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or the counterparty to a transaction may default.

As of June 30, 2003, the Fund had the following outstanding swap agreements:

                                                  Spread                   Unrealized
                                     Notional     (Basis   Termination   Appreciation/
Counterparty      Index               Amount     Points)       Date      (Depreciation)
---------------------------------------------------------------------------------------
Bear Stearns   Bear Stearns High
               Yield Index         $1,400,000       75    07/01/03          $    0
Bear Stearns   Bear Stearns High
               Yield Index         $  160,000       10    10/01/03          $  260
Lehman         Lehman US High
Brothers       Yield Index         $1,250,000       85    11/01/03          $ (568)
Bear Stearns   Bear Stearns High
               Yield Index         $1,600,000      (10)   12/01/03          $5,712
Lehman         Lehman US High
Brothers       Yield Index         $   70,000        5    12/01/03          $  206

The terms of the agreement require the Fund to pay LIBOR (which is set monthly) plus the spread and to receive the monthly total return on the Index, both based on the notional amount. The Fund records the net amount receivable/payable on a daily basis. The net receivable/payable is settled in cash monthly and recorded as net investment income.

I. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income, which includes amortization of premium and accrual of discount, is recorded on an accrual basis. Securities gains and losses are determined on the basis of identified cost.

J. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

At December 31, 2002, the Fund had a Post-October loss of $22,315. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year.

K. Dividends and Distributions to Shareholders -- Dividends from net investment income and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements              13

(Unaudited) (Continued)

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to the Components of Net Assets may be required. As a result, at December 31, 2002, the Fund decreased accumulated net realized loss by $1,347,955, and increased undistributed net investment income by the same amount.

2. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.50% of the Fund's average daily net assets. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.50% of average daily net assets until April 30, 2004, and thereafter to the extent described in the Fund's then current prospectus. TimesSquare retains the right to be repaid by the Fund if the Fund's expenses fall below the percentage specified above prior to the end of the fiscal year or within three years after TimesSquare waives advisory fees or reimburses a Fund's operating expenses. The Fund's remaining contingent liability and expiration dates are as shown below:

  Remaining
 Contingent       Expires         Expires         Expires         Expires
  Liability     during 2003     during 2004     during 2005     during 2006
   (000's)        (000's)         (000's)         (000's)         (000's)
------------   -------------   -------------   -------------   ------------
    $464           $77             $127            $154           $106

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash, up to 25% of the Fund's total assets, in the affiliated TimesSquare VP Money Market Fund ("TSVPMM") managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. For the six months ended June 30, 2003, TimesSquare waived $28,770 of its advisory fee payable by the Fund. Income distributions from TSVPMM, which amounted to $75,836 for the six months ended June 30, 2003, are recorded as dividend income in the Statement of Operations.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2003, the Fund paid or accrued $39,369.

3. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to Trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. Purchases and Sales of Securities. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2003, were $149,247,518 and $150,564,418 respectively, for U.S. Government and Agency Obligations and $39,781,492 and $23,054,871 respectively, for all other securities.

5. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest without par value. All of the shares outstanding at June 30, 2003, were held by Connecticut General Life Insurance Company ("CG Life") life insurance contracts issued by that company. CG Life is an indirect, wholly-owned subsidiary of CIGNA Corporation.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund                                            14

(Unaudited)

Trustees
Russell H. Jones
Senior Vice President,
Chief Investment Officer, and
Treasurer, Kaman Corporation

Paul J. McDonald
Special Advisor to the Board of
Directors, Friendly Ice Cream
Corporation

Richard H. Forde
Managing Director, CIGNA Retirement &
Investment Services and
TimesSquare Capital Management, Inc.

Officers
Richard H. Forde
Chairman of the Board
and President

Alfred A. Bingham III
Vice President and
Treasurer

Jeffrey S. Winer
Vice President and
Secretary

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund is an open-end, diversified management investment company that invests primarily in fixed income securities. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull
Street, Hartford, Connecticut 06103.
--------------------------------------------------------------------------------

[GRAPHIC OF LEAVES]
                                                                     TIMESSQUARE
                                                                 VP MONEY MARKET
                                                                            FUND
--------------------------------------------------------------------------------

                                                               Semiannual Report
                                                                   June 30, 2003

                                                                    [LOGO] CIGNA

--------------------------------------------------------------------------------
                                                                               1

Dear Shareholders:
Our commentary for TimesSquare VP Money Market Fund (the "Fund") covering the six months ended June 30, 2003 follows.

Market Environment
The Federal Reserve (Fed) met four times during the first half of 2003, but waited until the fourth meeting to cut interest rates. At the June 25 Open Market Committee meeting, the Fed cut the federal funds rate by 25 basis points to a 45-year low of 1%. This was the thirteenth interest rate cut since the easing cycle began in January 2001. The Fed statement noted recent firming in spending as well as a stabilization in labor and "markedly improved financial conditions."

Portfolio Composition and Performance
On June 30, 2003, the portfolio contained: top-tier domestic commercial paper, 46%; top-tier foreign commercial paper, 17%; and U.S. Government and Agencies, 37%. The Fund is well diversified.

Total returns for the six months ended June 30, 2003 were:

Fund                                  0.45%
Lipper Money Market Funds Average     0.26
3-month U.S. Treasury Bill            0.59

As of June 30, 2003, the Fund's weighted average portfolio maturity was 56 days, and the annualized 7-day yield was 0.69%.

Outlook

Economists expect stimulus from low interest rates and tax cuts to help spur growth in the latter part of the year. Manufacturing is starting to show signs of strength. The Fed has openly signaled its willingness to support growth, and the markets are focused on trying to find strength in the economy.

Sincerely,

/s/ Richard H. Forde

Richard H. Forde
Chairman of the Board and President
TimesSquare VP Money Market Fund

Note: This commentary is not part of the Semiannual Report to Shareholders.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Investments in Securities                     2
June 30, 2003 (Unaudited)

                                                            Principal      Value
                                                                (000)      (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 62.5%
Domestic - 45.9%
American Express Credit Corp., 1.00%, 7/16/03                 $ 7,697    $ 7,694
CAFCO LLC,
   1.10%, 7/1/03                                                4,538      4,538
   1.08%, 7/14/03                                               7,000      6,997
ChevronTexaco Funding Corp., 0.90%, 7/9/03                     13,322     13,319
Coca Cola Co.,
   0.94%, 7/10/03                                               6,400      6,398
   0.99%, 7/11/03                                               6,987      6,985
du Pont (E.I.) de Nemours and Co., 1.03%, 7/7/03               13,400     13,398
Exxon Project Investment Corp., 1.05%, 7/1/03                  12,059     12,059
Fortune Brands, Inc., 1.22%, 7/8/03                            10,058     10,056
General Electric Capital Corp.,
   0.99%, 7/1/03                                                6,200      6,200
   1.11%, 1/28/04 (a)                                           7,500      7,502
Morgan Stanley, Dean Witter, Discover & Co.,
   1.02%, 7/3/03                                               10,443     10,442
Nestle Capital Corp., 1.19%, 7/8/03                             6,006      6,005
Paccar Financial Corp., 0.92%, 7/24/03                         10,800     10,794
Pfizer, Inc., 0.93%, 8/1/03                                     8,400      8,393
State Street Corp., 0.90%, 7/14/03                             13,400     13,396
Wells Fargo & Co., 1.12%, 1/14/04 (a)                           5,000      5,000
Windmill Funding Corp.,
   1.16%, 7/10/03                                               3,831      3,830
   1.06%, 7/15/03                                               9,500      9,496
                                                                        --------
                                                                         162,502
                                                                        --------
Foreign - 16.6%
ANZ Delaware, Inc.,
   1.21%, 7/7/03                                                6,290      6,289
   1.13%, 7/11/03                                               7,000      6,998
Diageo Capital PLC,
   0.94%, 7/8/03                                                2,432      2,432
   1.04%, 7/10/03                                              10,000      9,997
National Australia Funding Del., Inc.,
   1.03%, 7/2/03                                                9,876      9,875
Novartis Finance Corp., 1.00%, 7/17/03                         13,282     13,276
Rabobank Nederland N.V., 1.06%, 7/9/03                         10,000      9,998
                                                                        --------
                                                                          58,865
                                                                        --------
Total Commercial Paper                                                   221,367
                                                                        --------

                                                            Principal      Value
                                                                (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES - 37.3%
Fannie Mae,
   0.96%, 7/9/03                                             $   147     $   147
   0.90%, 8/27/03                                              3,000       2,996
   0.90%, 10/15/03                                             2,550       2,543
   0.90%, 10/29/03                                             4,818       4,804
   4.75%, 11/14//03                                            4,000       4,047
   3.13%, 11/15//03                                            2,500       2,515
   1.32%, 1/9/04                                               2,500       2,482
   1.08%, 3/5/04                                               2,500       2,481
   1.08%, 4/2/04                                               4,000       3,967
   0.89%, 5/27/04 (a)                                         12,500      12,494
Federal Farm Credit Bank,
   3.13%, 10/1/03                                              4,500       4,516
   0.95%, 3/24/05 (a)                                         15,000      14,997
   1.00%, 6/23/05 (a)                                          2,500       2,500
Federal Home Loan Bank,
   1.63.%, 8/12/03                                             1,000       1,000
   6.88%, 8/15/03                                                665         669
   5.60%, 9/2/03                                               2,500       2,517
   3.18%, 12/3/03                                              4,000       4,026
   1.35%, 3/30/04                                              2,500       2,500
   1.25%, 4/15/04                                              2,500       2,499
   1.08%, 4/19/04                                              3,114       3,087
Freddie Mac,
   3.40%, 10/1/03                                              2,500       2,510
   3.18%, 10/24/03                                             3,500       3,515
   1.08%, 11/21/03                                             4,000       3,983
   1.25%, 12/4/03                                              2,000       1,989
   1.29%, 12/4/03                                              2,500       2,486
   1.08%, 1/15/04                                              5,334       5,302
   5.00%, 1/15/04                                              4,000       4,073
   1.29%, 1/29/04                                              2,000       1,985
   5.25%, 2/15/04                                              2,350       2,404
   1.28%, 3/25/04                                              2,500       2,476
Sallie Mae,
   2.25%,7/2/03                                                4,000       4,000
   2.60%, 7/2/03                                               4,500       4,500
   1.21%, 7/16/03 (a)                                          5,000       5,001
   1.18%, 8/15/03 (a)                                          3,500       3,501

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Investments in Securities                     3
June 30, 2003 (Unaudited) (Continued)

                                                         Principal         Value
                                                             (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (continued)
Sallie Mae (continued)
   0.91%, 12/18/03 (a)                                     $ 2,000      $  2,000
   4.75%, 4/23/04                                            5,500         5,651
                                                                        --------
                                                                         132,163
                                                                        --------
TOTAL INVESTMENTS IN SECURITIES - 99.8%
   (Total Cost - $353,530) (b)                                           353,530
Cash and Other Assets, Less Liabilities - 0.2%                               515
                                                                        --------
NET ASSETS - 100.0%                                                     $354,045
                                                                        ========

NOTES TO INVESTMENTS IN SECURITIES
(a)  Variable rate security. Rate is as of June 30, 2003.
     Tax Information
(b) As of June 30, 2003, the cost for federal tax purposes was equal to book cost.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund

                                         Value       % of
Ten Largest Positions (Unaudited)        (000)   Net Assets
-----------------------------------------------------------
Fannie Mae                              $38,476     10.9%
Freddie Mac                              30,723      8.7
Sallie Mae                               24,653      7.0
Federal Farm Credit Bank                 22,013      6.2
Federal Home Loan Bank                   16,298      4.6
General Electric Capital Corp.           13,702      3.9
du Pont (E.I.) de Nemours and Co.        13,398      3.8
State Street Corp.                       13,396      3.8
Coca Cola Co.                            13,383      3.8
Windmill Funding Corp.                   13,326      3.8

--------------------------------------------------------------------------------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund                                               4

Statement of Assets and Liabilities
June 30, 2003 (Unaudited)
(In Thousands)

Assets:
Investments in securities at value                      $353,530
Cash                                                          62
Interest receivable                                          538
Investment for Trustees' deferred compensation plan            1
                                                        --------
  Total assets                                           354,131
                                                        --------
Liabilities:
Investment advisory fees payable                              51
Administrative services fees payable                          13
Custodian fees payable                                        10
Audit and legal fees payable                                   9
Shareholder reports                                            2
Deferred Trustees' fees payable                                1
                                                        --------
  Total liabilities                                           86
                                                        --------
Net Assets                                              $354,045
                                                        ========
Components of Net Assets:
Paid in capital                                         $354,045
                                                        --------
Net Assets                                              $354,045
                                                        ========
Shares Outstanding                                       354,043
                                                        ========
Net Asset Value and Redemption Price per Share          $   1.00
                                                        ========
Cost of Investments                                     $353,530
                                                        ========

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)
(In Thousands)

Investment Income:
Income:
   Interest                                            $2,486
                                                       ------
Expenses:
   Investment advisory fees                  $599
   Administrative services fees                61
   Custodian fees and expenses                 45
   Auditing and legal fees                     15
   Transfer agent fees                          3
   Trustees' fees                               3
   Shareholder reports                          1
   Other                                        1
                                             ----
   Total expenses                            $728
                                             ----
Net Investment Income                                   1,758
                                                       ------
Realized and Unrealized Gain on
   Investments:
   Net realized gain from investments                      --
                                                       ------
Net Realized and Unrealized Gain on
   Investments                                             --
                                                       ------
Net Increase in Net Assets Resulting From
   Operations                                          $1,758
                                                       ======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund                                               5

Statements of Changes in Net Assets
(In Thousands)

                                                   For the Six           For the
                                                   Months Ended        Year Ended
                                                  June 30, 2003       December 31,
                                                   (Unaudited)            2002
                                                  -------------       ------------
Operations:
Net investment income                               $   1,758          $   4,356
Net realized gain on investments                           --                  2
                                                    ---------          ---------
Net increase in net assets from operations              1,758              4,358
                                                    ---------          ---------
Dividends and Distributions:
From net investment income                             (1,691)            (4,423)
                                                    ---------          ---------
Total dividends and distributions                      (1,691)            (4,423)
                                                    ---------          ---------
Capital Share Transactions:
Net proceeds from sales of shares                     319,971            612,437
Net asset value of shares issued to
   shareholders in reinvestment of dividends
   and distributions                                    1,703              4,420
                                                    ---------          ---------
                                                      321,674            616,857
Cost of shares redeemed                              (333,255)          (468,538)
                                                    ---------          ---------
Net increase (decrease) in net assets from
   Fund share transactions                            (11,581)           148,319
                                                    ---------          ---------
Net Increase (Decrease) in Net Assets                 (11,514)           148,254
Net Assets:
Beginning of period                                   365,559            217,305
                                                    ---------          ---------
End of period                                       $ 354,045          $ 365,559
                                                    =========          =========

                                                   For the Six           For the
                                                   Months Ended        Year Ended
                                                  June 30, 2003       December 31,
                                                   (Unaudited)            2002
                                                  -------------       ------------
Transactions in Capital Stock
Shares sold                                         319,971             612,437
Shares issued in reinvestment of dividends
   and distributions                                  1,703               4,420
                                                  ---------            ---------
                                                    321,674             616,857
Shares redeemed                                    (333,255)           (468,538)
                                                  ---------            ---------
Net increase (decrease) in shares
   outstanding                                      (11,581)            148,319
                                                  =========            =========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund                                               6

Financial Highlights
--------------------------------------------------------------------------------

                                            For the Six
                                           Months Ended
                                           June 30, 2003
                                            (Unaudited)
                                          --------------
Per Share Operating Performance:
Net asset value, beginning of period        $   1.00

Income from investment operations:
Net investment income (a)                         (A)
                                            --------
Total from investment operations                  (A)
                                            --------
Less dividends and distributions:
Dividends from net investment income              (A)
                                            --------
Total dividends and distributions                 (A)
                                            --------
Net asset value, end of period              $   1.00
                                            ========
Total Return                                    0.45%(c)

Ratios to Average Net Assets:
Gross expenses                                  0.39%(d)
Fees and expenses waived by the Adviser         0.00%(d)
Net expenses                                    0.39%(d)
Net investment income                           0.95%(d)
Net Assets, End of Period (000 omitted)     $354,045

                                                             For the Year Ended December 31,
                                          --------------------------------------------------------------------
                                            2002        2001         2000           1999           1998
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period      $   1.00    $   1.00     $   1.00        $  1.00        $  1.00

Income from investment operations:
Net investment income (a)                     0.01        0.04         0.06           0.05           0.05
                                          --------    --------     --------        -------        -------
Total from investment operations              0.01        0.04         0.06           0.05           0.05
                                          --------    --------     --------        -------        -------
Less dividends and distributions:
Dividends from net investment income         (0.01)      (0.04)       (0.06)         (0.05)         (0.05)
                                          --------    --------     --------        -------        -------
Total dividends and distributions            (0.01)      (0.04)       (0.06)         (0.05)         (0.05)
                                          --------    --------     --------        -------        -------
Net asset value, end of period            $   1.00    $   1.00     $   1.00        $  1.00        $  1.00
                                          ========    ========     ========        =======        =======
Total Return                                  1.41%       3.73%        6.06%(b)       4.83%(b)       5.14%(b)

Ratios to Average Net Assets:
Gross expenses                                0.43%       0.48%        0.54%          0.64%          0.73%
Fees and expenses waived by the Adviser       0.00%       0.00%        0.04%          0.14%          0.23%
Net expenses                                  0.43%       0.48%        0.50%          0.50%          0.50%
Net investment income                         1.37%       3.53%        6.01%          4.72%          4.98%
Net Assets, End of Period (000 omitted)   $365,559    $217,305     $160,905        $31,345        $28,612

(A)  Less than $0.01 per share.
(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c)  Not annualized.
(d)  Annualized.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Notes To Financial Statements (Unaudited)     7

1. Significant Accounting Policies. TimesSquare VP Money Market Fund (the "Fund") is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value, and which, at June 30, 2003, approximated cost for federal income tax purposes.

B. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Securities gains and losses are recognized on the basis of identified cost.

C. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no federal income or excise taxes on realized income have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

D. Dividends and Distributions to Shareholders -- Dividends from net investment income are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid-in capital may be required.

2. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.50% of average daily net assets until April 30, 2004, and thereafter, to the extent described in the Fund's then current prospectus. Effective May 1, 2002, TimesSquare retains the right to be repaid by the Fund if the Fund's expenses fall below the percentage specified above prior to the end of the fiscal year or within three years after TimesSquare

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Notes To Financial Statements (Unaudited)     8
(Continued)

waives advisory fees or reimburses the Fund's operating expenses. As of June 30, 2003, the Fund has no such liability.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, other affiliated CIGNA Variable Products Funds may invest in the Fund. TimesSquare will waive the amount of its advisory fee for the affiliated Funds in an amount that offsets the amount of the advisory fees incurred by the TimesSquare VP Money Market Fund.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2003, the Fund paid or accrued $61,211.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to Trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest, without par value. Connecticut General Life Insurance Company, an indirect, wholly-owned subsidiary of CIGNA Corporation, TimesSquare VP Core Plus Bond Fund and TimesSquare VP S&P 500[RegTM] Index Fund are the shareholders of the Fund, with ownership of 89.0% 6.3%, and 4.7%, respectively.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund                                               9

Trustees                                         Officers
Russell H. Jones                                 Richard H. Forde
Senior Vice President, Chief Investment          Chairman of the Board
Officer, and Treasurer,                          and President
Kaman Corporation
                                                 Alfred A. Bingham III
Paul J. McDonald                                 Vice President and
Special Advisor to the Board of                  Treasurer
Directors, Friendly Ice Cream
Corporation                                      Jeffrey S. Winer
                                                 Vice President and
Richard H. Forde                                 Secretary
Managing Director, CIGNA Retirement &
Investment Services and
TimesSquare Capital Management, Inc.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund is an open-end, diversified management investment company that invests in short-term money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull
Street, Hartford, Connecticut 06103.
--------------------------------------------------------------------------------

[GRAPHIC OF LEAVES]
                                                                     TIMESSQUARE
                                                             VP S&P 500(R) INDEX
                                                                            FUND

--------------------------------------------------------------------------------

                                                               Semiannual Report
                                                                   June 30, 2003

                                                                    [Logo] CIGNA

--------------------------------------------------------------------------------
                                                                               1

Dear Shareholders:
Our commentary for TimesSquare VP S&P 500[RegTM] Index Fund (the "Fund") covering the six months ended June 30, 2003 follows.

Economy

Economic touchstones which had provided hope of an improving recovery at year end grew decidedly weaker over the first three months of the year. Financial markets closely followed the course of Operation Iraqi Freedom. Uncertainties were compounded by the deterioration of the western alliance and the realization that the U.S./U.K. "coalition of the willing" would have to act in defiance of France, Germany, Russia and the U.N. The promotion of a shock and awe campaign by coalition forces promising early resolution to the conflict left investors relieved when war finally commenced in mid-March. However, by the quarter's end, Turkey's broken promise to provide a northern access route to Iraq and the inflammatory nature of real-time network war coverage had instead generated expectations for a messy and prolonged engagement.

Financial markets received psychological boosts from a number of directions in the second quarter. U.S. and coalition forces achieved a decisive victory in Iraq and turned their attention to instituting a provisional civil authority to oversee the transition. President Bush declared an end to "major" hostilities, although a clean end to the conflict has been elusive. Congress passed the president's 2003 tax cut initiative. The SARS epidemic, which had been perceived as a world threat earlier in the year, received unprecedented international coordinated attention and was brought under control. In an unusual step, Federal Reserve (Fed) chairman Alan Greenspan acknowledged the threat of deflation, declared formal steps to guard against it, and suggested that the Fed would tolerate and even welcome moderate inflation.

Equity Markets

Equity markets retreated, intermediate rates fell and the dollar weakened through mid-March as the lack of U.N. resolve left questionable the U.S. course of action related to Iraq. These trends reversed dramatically during the first two weeks of engagement in anticipation of an early success, and then reversed again during the final week of March on concerns of a longer U.S. presence in Iraq. By first quarter's end, total return for the S&P 500[RegTM] Index was -3.15%.

In the second quarter, equity market participants, buoyed by improving confidence indicators and better-than-expected reported earnings announcements, drove stock indexes to their best quarterly return in three and a half years. AMG Data Services (which provides information on mutual fund cash flows) reported that investors, anticipating a second-half acceleration in earnings, poured nearly $33 billion into stock mutual funds in the second quarter. The average diversified U.S. stock fund returned 16.82% during the period according to Lipper Analytics. Among large capitalization companies, value (+18.84%) outperformed growth (+12.17%), as measured by representative S&P/Barra indexes. The best-performing industries for the three months included employment services, computer & electronics, tobacco and utilities, which all returned more than 48%. Health care facilities, the principal loser, gave back 19%.

Performance Summary

Returns for the six months ended June 30, 2003, were:

Fund                              11.64%
Lipper S&P 500 Funds Average      11.36
S&P 500[RegTM] Index              11.77

--------------------------------------------------------------------------------
                                                                               2

Outlook

Despite increases in the number of companies reporting improved corporate earnings and cash flow, results continue to be mixed and top-line growth weak. Unemployment has now increased to a nine-year high of 6.4%. The effectiveness of the 2003 tax cut in stimulating new capital investment by business owners may be slow to emerge. We continue to foresee slow, steady growth in an economy that is subject at once to both substantial sources of stimulus but also to a number of influences that do not allow the traditional business cycle to play out, not the least of which is the growth in overseas outsourcing.

The recent advance in equity markets reflects anticipation of a broadening and acceleration in earnings growth over the remainder of the year and therefore is susceptible to any evidence to the contrary.

Sincerely,

/s/ Richard H. Forde

Richard H. Forde

Chairman of the Board and President
TimesSquare VP S&P 500[RegTM] Index Fund

Note: This commentary is not part of the Semiannual Report to shareholders.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             3
June 30, 2003 (Unaudited)

                                         Number of                Value
                                            Shares                (000)
-----------------------------------------------------------------------
COMMON STOCKS - 90.6%
General Electric Co.                       197,100             $  5,653
Microsoft Corp.                            211,800                5,424
Pfizer, Inc.                               157,932                5,393
Exxon Mobil Corp.                          133,224                4,784
Wal-Mart Stores, Inc.                       87,400                4,691
Citigroup, Inc.                            101,772                4,356
Johnson & Johnson                           58,784                3,039
American International Group                51,684                2,852
International Business Machine Corp.        33,500                2,764
Intel Corp.                                131,200                2,727
Merck & Co., Inc.                           44,500                2,694
Cisco Systems, Inc. (a)                    140,800                2,350
Bank of America Corp.                       29,718                2,349
Procter & Gamble Co.                        25,600                2,283
Coca-Cola (The) Co.                         49,100                2,279
Verizon Communications, Inc.                54,226                2,139
Altria Group, Inc.                          41,000                1,863
Amgen, Inc. (a)                             25,468                1,692
Wells Fargo & Co.                           33,460                1,686
SBC Communications, Inc.                    65,694                1,678
Dell Computer Corp. (a)                     51,100                1,633
Eli Lilly & Co.                             22,200                1,531
ChevronTexaco Corp.                         21,134                1,526
Home Depot, Inc.                            46,050                1,525
Viacom, Inc. (a)                            34,833                1,521
PepsiCo., Inc.                              34,160                1,520
AOL Time Warner, Inc. (a)                   88,500                1,424
United Parcel Service, Inc.                 22,300                1,421
Comcast Corp., Class A (a)                  45,662                1,378
Abbott Laboratories                         30,900                1,352
Morgan (J.P.) Chase & Co.                   39,506                1,350
Fannie Mae                                  19,700                1,329
Hewlett-Packard Co.                         60,424                1,287
Oracle Corp. (a)                           104,272                1,253
Wyeth                                       26,200                1,193
Medtronic, Inc.                             24,100                1,156
American Express Co.                        26,000                1,087
Wachovia Corp.                              26,928                1,076

                                         Number of                Value
                                            Shares                (000)
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                    38,400             $  1,043
3M Co.                                       7,700                  993
BellSouth Corp.                             36,800                  980
US Bancorp                                  37,851                  927
Morgan Stanley Dean Witter & Co.            21,440                  917
Anheuser-Busch Cos., Inc.                   16,900                  863
Bank One Corp.                              23,019                  856
du Pont (E.I.) de Nemours & Co.             19,678                  819
Merrill Lynch & Co., Inc.                   17,100                  798
Disney (Walt) Co.                           40,400                  798
Goldman Sachs Group, Inc.                    9,300                  779
Washington Mutual, Inc.                     18,707                  773
Tyco International Ltd.                     39,365                  747
ConocoPhillips                              13,368                  733
Freddie Mac                                 13,800                  701
Target Corp.                                18,000                  680
Lowe's Companies, Inc.                      15,500                  666
Gillette (The), Co.                         20,700                  660
United Technologies Corp.                    9,300                  659
Fifth Third Bancorp                         11,458                  657
eBay, Inc. (a)                               6,100                  635
Colgate-Palmolive Co.                       10,700                  620
First Data Corp.                            14,900                  617
FleetBoston Financial Corp.                 20,687                  614
Walgreen Co.                                20,300                  611
UnitedHealth Group, Inc.                    12,000                  603
Texas Instruments, Inc.                     34,200                  602
Cardinal Health, Inc.                        8,975                  577
Boeing (The) Co.                            16,576                  569
Qualcomm, Inc.                              15,600                  558
Dow (The) Chemical Co.                      18,010                  558
McDonald's Corp.                            25,200                  556
Schlumberger Ltd.                           11,500                  547
Marsh & McLennan Cos., Inc.                 10,600                  541
Schering-Plough Corp.                       29,000                  539
Kimberly-Clark Corp.                        10,232                  533
MBNA Corp.                                  25,252                  526
Applied Materials, Inc. (a)                 32,700                  519
Clear Channel Communications, Inc. (a)      12,100                  513

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             4
June 30, 2003 (Unaudited) (Continued)

                                          Number of                 Value
                                             Shares                 (000)
-------------------------------------------------------------------------
Exelon Corp.                                  8,325              $    498
Allstate (The) Corp.                         13,896                   495
Boston Scientific Corp. (a)                   8,100                   495
Honeywell International, Inc.                16,987                   456
EMC Corp. (a)                                43,524                   456
Southern (The) Co.                           14,100                   439
AT&T Wireless Services, Inc. (a)             53,439                   439
Bank (The) of New York Co., Inc.             15,200                   437
Lockheed Martin Corp.                         9,060                   431
Motorola, Inc.                               45,391                   428
Alcoa, Inc.                                  16,668                   425
Emerson Electric Co.                          8,300                   424
Gannett Co., Inc.                             5,300                   407
Automatic Data Processing                    11,900                   403
Illinois Tool Works, Inc.                     6,100                   402
General Motors Corp.                         11,100                   400
Ford Motor Co.                               36,297                   399
National City Corp.                          12,100                   396
Forest Laboratories, Inc. (a)                 7,200                   394
Metlife, Inc.                                13,900                   394
Dominion Resources, Inc.                      6,099                   392
Sysco Corp.                                  12,900                   388
Yahoo, Inc. (a)                              11,700                   383
Caterpillar, Inc.                             6,800                   378
Carnival Corp.                               11,600                   377
Prudential Financial, Inc.                   11,200                   377
Cendant Corp. (a)                            20,504                   376
FedEx Corp.                                   5,900                   366
SLM Corp.                                     9,000                   353
Duke Energy Corp.                            17,524                   350
General Mills, Inc.                           7,300                   346
Nextel Communications, Inc., Class A (a)     19,100                   345
Kohl's Corp. (a)                              6,700                   344
International Paper Co.                       9,451                   338
SunTrust Banks, Inc.                          5,600                   332
Costco Wholesale Corp. (a)                    9,000                   329
Gap (The), Inc.                              17,462                   328
HCA, Inc.                                    10,200                   327
BB&T Corp.                                    9,300                   319

                                          Number of                 Value
                                             Shares                 (000)
-------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                4,780              $    318
Progressive (The) Corp.                       4,300                   314
Northrop Grumman Corp.                        3,639                   314
Aflac, Inc.                                  10,200                   313
Travelers Property Casualty Co.              19,796                   312
Baxter International, Inc.                   11,700                   304
Alltel Corp.                                  6,200                   299
Avon Products, Inc.                           4,700                   292
AT&T Corp.                                   15,185                   292
Sara Lee Corp.                               15,500                   292
Sun Microsystems, Inc. (a)                   63,300                   291
Union Pacific Corp.                           5,000                   290
General Dynamics Corp.                        4,000                   290
Tribune Co.                                   6,000                   290
Waste Management, Inc.                       11,732                   283
Kellogg Co.                                   8,100                   278
Nike, Inc.                                    5,200                   278
Best Buy Co., Inc. (a)                        6,300                   277
Entergy Corp.                                 5,200                   273
PNC Financial Services Group, Inc.            5,600                   273
Guidant Corp.                                 6,100                   271
Stryker Corp.                                 3,900                   271
Schwab, (The) Charles Corp.                  26,625                   269
Omnicom Group                                 3,700                   265
Southwest Airlines Co.                       15,287                   263
Raytheon Co.                                  8,000                   263
State Street Corp.                            6,600                   260
Newmont Mining Corp.                          7,935                   258
Hartford Financial Services Group             5,100                   257
Computer Associates International, Inc.      11,412                   254
Sprint Corp (FON Group)                      17,600                   253
Wrigley (Wm) Jr. Co.                          4,500                   253
Kroger Co. (a)                               15,100                   252
Analog Devices, Inc. (a)                      7,200                   251
ConAgra Foods, Inc.                          10,600                   250
Occidental Petroleum Corp.                    7,400                   248
Devon Energy Corp.                            4,600                   246
WellPoint Health Networks (a)                 2,900                   244
FPL Group, Inc.                               3,600                   241

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             5
June 30, 2003 (Unaudited) (Continued)

                                           Number of                Value
                                              Shares                (000)
-------------------------------------------------------------------------
Golden West Financial Corp.                    3,000             $    240
Harley-Davidson, Inc.                          6,000                  239
Mellon Financial Corp.                         8,600                  239
McGraw-Hill (The) Cos., Inc.                   3,800                  236
Masco Corp.                                    9,800                  234
Veritas Software Corp. (a)                     8,100                  232
Weyerhaeuser Co.                               4,300                  232
American Electric Power Co., Inc.              7,700                  230
Heinz (H.J) Co.                                6,900                  228
FirstEnergy Corp.                              5,900                  227
Bed Bath & Beyond, Inc. (a)                    5,800                  225
Baker Hughes, Inc.                             6,690                  225
XL Capital Ltd., Class A                       2,700                  224
Equity Office Properties Trust                 8,200                  221
Anadarko Petroleum Corp.                       4,933                  219
Maxim Integrated Products                      6,400                  219
CVS Corp.                                      7,800                  219
Paychex, Inc.                                  7,400                  217
Burlington Resources, Inc.                     4,010                  217
Janus Capital Group, Inc.                     13,200                  216
Capital One Financial Corp.                    4,400                  216
Apollo Group, Inc., Class A (a)                3,500                  216
Anthem, Inc. (a)                               2,800                  216
Deere & Co.                                    4,700                  215
Keycorp                                        8,416                  213
Burlington Northern Santa Fe Corp.             7,467                  212
Sears Roebuck and Co.                          6,200                  209
Electronic Arts, Inc. (a)                      2,800                  207
Progress Energy, Inc.                          4,700                  206
Apache Corp.                                   3,161                  206
McKesson Corp.                                 5,723                  205
Danaher Corp.                                  3,000                  204
Chubb Corp.                                    3,400                  204
Electronic Data Systems Corp.                  9,500                  203
Principal Financial Group                      6,300                  203
St. Jude Medical, Inc. (a)                     3,500                  201
Allergan, Inc.                                 2,600                  200
Linear Technology Corp.                        6,200                  200
Franklin Resources, Inc.                       5,100                  199

                                           Number of                Value
                                              Shares                (000)
-------------------------------------------------------------------------
Campbell Soup Co.                             8,100              $    198
Becton Dickinson & Co.                        5,100                   198
Halliburton Co.                               8,600                   198
TJX Cos., Inc.                               10,400                   196
Praxair, Inc.                                 3,200                   192
Starbucks Corp. (a)                           7,700                   189
Hershey Foods Corp.                           2,700                   188
Clorox Co.                                    4,400                   187
Air Products & Chemicals, Inc.                4,500                   187
Public Service Enterprise Group               4,400                   186
SouthTrust Corp.                              6,800                   185
Northern Trust Corp.                          4,400                   184
Intuit, Inc. (a)                              4,100                   183
Medimmune, Inc. (a)                           5,000                   182
Consolidated Edison, Inc.                     4,200                   182
Pitney Bowes, Inc.                            4,700                   181
Agilent Technologies, Inc. (a)                9,128                   178
ACE Ltd.                                      5,200                   178
Safeway, Inc. (a)                             8,700                   177
Aetna, Inc.                                   2,942                   177
Lexmark International, Inc., Class A (a)      2,500                   177
Marriott International, Inc., Class A         4,600                   177
Kla-Tencor Corp. (a)                          3,800                   177
Genzyme Corp. (Genl Division) (a)             4,200                   176
John Hancock Financial Services               5,700                   175
Loews Corp.                                   3,700                   175
Zimmer Holdings, Inc. (a)                     3,880                   175
International Game Technology (a)             1,700                   174
Countrywide Financial Corp.                   2,500                   174
Yum! Brands, Inc. (a)                         5,880                   174
Corning, Inc. (a)                            23,500                   174
PPG Industries, Inc.                          3,400                   173
PG&E Corp. (a)                                8,100                   171
Staples, Inc. (a)                             9,250                   170
Xilinx, Inc. (a)                              6,700                   170
Archer-Daniels-Midland Co.                   12,887                   166
Mattel, Inc. (a)                              8,645                   164
St. Paul Companies                            4,432                   162
Chiron Corp. (a)                              3,700                   161

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             6
June 30, 2003 (Unaudited) (Continued)

                                           Number of                Value
                                              Shares                (000)
-------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                    8,900              $    161
Marathon Oil Corp.                             6,100                   161
Comerica, Inc.                                 3,450                   160
Limited Brands, Inc.                          10,300                   160
Eastman Kodak Co.                              5,800                   159
Qwest Communications International (a)        33,101                   158
Moody's Corp.                                  3,000                   158
Lucent Technologies, Inc. (a)                 77,436                   157
Paccar, Inc.                                   2,325                   157
Fortune Brands, Inc.                           3,000                   157
Ingersoll-Rand Co., Class A                    3,300                   156
AmSouth Bancorp                                7,100                   155
Johnson Controls, Inc.                         1,800                   154
AmerisourceBergen Corp.                        2,200                   153
Xerox Corp. (a)                               14,400                   152
H&R Block (H&R), Inc.                          3,500                   151
Symantec Corp. (a)                             3,400                   149
Biomet, Inc.                                   5,200                   149
Concord EFS, Inc. (a)                         10,100                   149
Regions Financial Corp.                        4,400                   149
Newell Rubbermaid, Inc.                        5,307                   149
Norfolk Southern Corp.                         7,700                   148
Adobe Systems, Inc.                            4,600                   148
AON Corp.                                      6,125                   147
Centerpoint Energy, Inc.                      18,007                   146
Unocal Corp.                                   5,100                   145
Sungard Data Systems, Inc. (a)                 5,600                   145
Simon Property Group, Inc.                     3,700                   144
Autozone, Inc. (a)                             1,900                   144
Albertson's, Inc.                              7,513                   144
TXU Corp.                                      6,400                   144
MBIA, Inc.                                     2,900                   141
Ameren Corp.                                   3,200                   141
Charter One Financial, Inc.                    4,524                   141
Computer Sciences Corp. (a)                    3,700                   141
Equity Residential                             5,400                   140
Federated Department Stores (a)                3,800                   140
Bear Stearns (The) Cos., Inc.                  1,925                   139
Micron Technology, Inc. (a)                   11,900                   138

                                           Number of                Value
                                              Shares                (000)
-------------------------------------------------------------------------
Transocean, Inc. (a)                           6,271              $    138
PPL Corp.                                      3,200                   138
Univision Communications, Inc. (a)             4,500                   137
New York Times Co., Class A                    3,000                   137
Rohm & Haas Co.                                4,385                   136
AMBAC Financial Group, Inc.                    2,050                   136
Apple Computer, Inc. (a)                       7,100                   136
Fiserv, Inc. (a)                               3,800                   135
Broadcom Corp., Class A (a)                    5,400                   135
Quest Diagnostics (a)                          2,100                   134
Ecolab, Inc.                                   5,200                   133
Marshall & Ilsley Corp.                        4,300                   131
CIGNA Corp. (b)                                2,800                   131
Kinder Morgan, Inc.                            2,400                   130
Synovus Financial Corp.                        6,050                   130
Family Dollar Stores                           3,400                   130
DTE Energy Co.                                 3,300                   128
CSX Corp.                                      4,200                   126
May (The) Department Stores Co.                5,650                   126
Lincoln National Corp.                         3,500                   125
Altera Corp. (a)                               7,500                   123
Union Planters Corp.                           3,950                   123
Cinergy Corp.                                  3,320                   122
Cintas Corp.                                   3,400                   120
Dover Corp.                                    4,000                   120
Dollar General Corp.                           6,547                   120
Cincinnati Financial Corp.                     3,200                   119
ITT Industries, Inc.                           1,800                   118
Xcel Energy, Inc.                              7,820                   118
Jefferson-Pilot Corp.                          2,812                   117
BJ Services Co. (a)                            3,100                   116
Sempra Energy                                  4,054                   116
UST, Inc.                                      3,300                   116
Nabors Industries Ltd., Class A (a)            2,900                   115
Sprint Corp (PCS Group) (a)                   19,700                   113
Pepsi Bottling Group, Inc.                     5,600                   112
Starwood Hotels & Resorts Worldwide, Inc.      3,900                   112
Monsanto Co.                                   5,135                   111
Avery Dennison Corp.                           2,200                   110

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             7
June 30, 2003 (Unaudited) (Continued)

                                          Number of                 Value
                                             Shares                 (000)
-------------------------------------------------------------------------
Genuine Parts Co.                             3,450             $    110
Knight-Ridder, Inc.                           1,600                  110
Biogen, Inc. (a)                              2,900                  110
Eaton Corp.                                   1,400                  110
KeySpan Corp.                                 3,100                  110
First Tennessee National Corp.                2,500                  110
Constellation Energy Group, Inc.              3,200                  110
North Fork Bancorporation, Inc.               3,200                  109
Tenet Healthcare Corp. (a)                    9,350                  109
Peoplesoft, Inc. (a)                          6,130                  108
Network Appliance, Inc. (a)                   6,600                  107
Novellus Systems, Inc. (a)                    2,900                  106
Textron, Inc.                                 2,700                  105
Edison International (a)                      6,400                  105
American Standard Cos., Inc. (a)              1,400                  104
Molex, Inc.                                   3,775                  102
Interpublic Group Cos., Inc. (a)              7,600                  102
CenturyTel, Inc.                              2,850                   99
JDS Uniphase Corp. (a)                       28,000                   98
MeadWestvaco Corp.                            3,976                   98
Parker Hannifin Corp.                         2,325                   98
EOG Resources, Inc.                           2,300                   96
Plum Creek Timber Co., Inc.                   3,700                   96
Safeco Corp.                                  2,700                   95
Delphi Corp.                                 11,026                   95
Tiffany & Co.                                 2,900                   95
Hilton Hotels Corp.                           7,400                   95
Brown-Forman Corp.                            1,200                   94
Centex Corp.                                  1,200                   93
MGIC Investment Corp.                         2,000                   93
EL Paso Corp.                                11,543                   93
Georgia-Pacific Corp.                         4,916                   93
Huntington Bancshares, Inc.                   4,766                   93
Noble Corp. (a)                               2,700                   93
NiSource, Inc.                                4,800                   91
Zions Bancorporation                          1,800                   91
T. Price Rowe Group, Inc.                     2,400                   91
Harrah's Entertainment, Inc. (a)              2,250                   91
Siebel Systems, Inc. (a)                      9,400                   90

                                          Number of                 Value
                                             Shares                 (000)
-------------------------------------------------------------------------
Autonation, Inc. (a)                         5,700              $     90
RadioShack Corp.                             3,400                    89
Torchmark Corp.                              2,400                    89
Penney (J.C.) Co., Inc.                      5,300                    89
Whirlpool Corp.                              1,400                    89
Rockwell Collins, Inc.                       3,600                    89
Amerada Hess Corp.                           1,800                    89
Office Depot, Inc. (a)                       6,100                    89
Rockwell Automation, Inc.                    3,700                    88
QLogic Corp. (a)                             1,800                    87
Kerr-McGee Corp.                             1,938                    87
Health Management Associates                 4,700                    87
IMS Health, Inc.                             4,800                    86
Jabil Circuit, Inc. (a)                      3,900                    86
Watson Pharmaceuticals, Inc. (a)             2,100                    85
Grainger (W.W.), Inc.                        1,800                    84
Sherwin-Williams (The) Co.                   3,000                    81
Williams Cos., Inc.                         10,200                    81
Leggett & Platt, Inc.                        3,900                    80
Applera Corp. (Applied Biosystem)            4,200                    80
Sealed Air Corp.                             1,661                    79
Unisys Corp. (a)                             6,400                    79
McCormick & Co., Inc.                        2,800                    76
Sigma-Aldrich Corp.                          1,400                    76
Waters Corp. (a)                             2,600                    76
BMC Software, Inc. (a)                       4,600                    75
VF Corp.                                     2,200                    75
Cooper Industries Ltd.                       1,800                    74
Vulcan Materials Co.                         2,000                    74
Liz Claiborne, Inc.                          2,100                    74
Pulte Homes, Inc.                            1,200                    74
Scientific-Atlanta, Inc.                     3,100                    74
Nucor Corp.                                  1,500                    73
Jones Apparel Group Inc. (a)                 2,500                    73
Equifax, Inc.                                2,800                    73
Citizens Communications Co. (a)              5,600                    71
Bard (C.R.), Inc.                            1,000                    71
Citrix Systems, Inc. (a)                     3,500                    71
Freeport-McMoRan Copper & Gold, Class B      2,900                    71

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             8
June 30, 2003 (Unaudited) (Continued)

                                          Number of                 Value
                                             Shares                 (000)
-------------------------------------------------------------------------
National Semiconductor Corp. (a)              3,600              $    71
King Pharmaceuticals, Inc. (a)                4,766                   70
Sabre Holdings Corp., Class A (a)             2,840                   70
Black & Decker Corp.                          1,600                   70
Thermo Electron Corp. (a)                     3,300                   69
Nvidia Corp. (a)                              3,000                   69
Dow Jones & Co., Inc.                         1,600                   69
Federated Investors Inc., Class B             2,500                   69
AES (The) Corp. (a)                          10,700                   68
Pinnacle West Capital Corp.                   1,800                   67
Wendy's International, Inc.                   2,300                   67
Robert Half International, Inc. (a)           3,500                   66
Phelps Dodge Corp. (a)                        1,716                   66
Apartment Investment & Management Co.         1,900                   66
Mercury Interactive Corp. (a)                 1,700                   66
Sanmina-SCI Corp. (a)                        10,400                   66
Darden Restaurants, Inc.                      3,350                   64
UnumProvident Corp.                           4,725                   63
Reynolds (RJ) Tobacco Holdings, Inc.          1,700                   63
Engelhard Corp.                               2,550                   63
Teradyne, Inc. (a)                            3,600                   62
Alberto-Culver Co.                            1,200                   61
Pactiv Corp. (a)                              3,100                   61
Solectron Corp. (a)                          16,300                   61
American Power Conversion (a)                 3,900                   61
International Flavors & Fragrances, Inc.      1,900                   61
Hasbro, Inc.                                  3,375                   59
Symbol Technologies, Inc.                     4,500                   59
Donnelley (RR) & Sons Co.                     2,200                   58
Sunoco, Inc.                                  1,500                   57
KB Home                                         900                   56
Comverse Technology, Inc. (a)                 3,700                   56
Supervalu, Inc.                               2,600                   55
Convergys Corp. (a)                           3,400                   54
Pall Corp.                                    2,400                   54
Fluor Corp.                                   1,600                   54
Deluxe Corp.                                  1,200                   54
Tellabs, Inc. (a)                             8,100                   53
Providian Financial Corp. (a)                 5,700                   53

                                          Number of                 Value
                                             Shares                 (000)
-------------------------------------------------------------------------
Nordstrom, Inc.                               2,700              $    53
Avaya, Inc. (a)                               8,028                   52
LSI Logic Corp. (a)                           7,300                   52
Toys R US, Inc. (a)                           4,200                   51
Calpine Corp. (a)                             7,700                   51
Ball Corp.                                    1,100                   50
Humana, Inc. (a)                              3,300                   50
NCR Corp. (a)                                 1,900                   49
Goodrich Corp.                                2,300                   48
Manor Care, Inc. (a)                          1,900                   48
Eastman Chemical Co.                          1,500                   48
Temple-Inland, Inc.                           1,100                   47
Stanley (The) Works                           1,700                   47
Bemis Co.                                     1,000                   47
Navistar International Corp. (a)              1,400                   46
Brunswick Corp.                               1,800                   45
Carmax, Inc. (a)                              1,475                   44
Millipore Corp. (a)                           1,000                   44
CIENA Corp. (a)                               8,500                   44
Meredith Corp.                                1,000                   44
Advanced Micro Devices. Inc. (a)              6,800                   44
Monster Worldwide Inc. (a)                    2,200                   43
Ashland, Inc.                                 1,400                   43
Compuware Corp. (a)                           7,400                   43
Rowan Cos., Inc.                              1,900                   43
TECO Energy, Inc.                             3,500                   42
Bausch & Lomb, Inc.                           1,100                   41
Reebok International Ltd. (a)                 1,200                   40
Allied Waste Industries, Inc. (a)             3,900                   39
Tektronix, Inc. (a)                           1,800                   39
PMC - Sierra, Inc. (a)                        3,300                   39
PerkinElmer, Inc.                             2,700                   37
Autodesk, Inc.                                2,300                   37
Maytag Corp.                                  1,500                   37
ADC Telecommunications, Inc. (a)             15,700                   37
Circuit City Stores, Inc.                     4,100                   36
Applied Micro Circuits Corp. (a)              5,900                   36
Delta Air Lines, Inc.                         2,400                   35
Big Lots, Inc.                                2,300                   35

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities             9
June 30, 2003 (Unaudited) (Continued)

                                                        Number of        Value
                                                           Shares        (000)
------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.                                     2,800     $     34
Coors (Adolph) Co.                                            700           34
Dana Corp.                                                  2,943           34
Nicor, Inc.                                                   900           33
Snap-On, Inc.                                               1,150           33
Dynegy, Inc., Class A (a)                                   7,800           33
United States Steel Corp.                                   2,000           33
Quintiles Transnational Corp. (a)                           2,300           33
Reliant Resources, Inc. (a)                                 5,210           32
Ryder System, Inc.                                          1,200           31
Peoples Energy Corp.                                          700           30
Cummins, Inc.                                                 800           29
Boise Cascade Corp.                                         1,200           29
Del Monte Foods Co. (a)                                     3,081           27
Crane Co.                                                   1,200           27
Cooper Tire & Rubber Co.                                    1,500           26
American Greetings, Class A (a)                             1,300           26
CMS Energy Corp. (a)                                        3,000           24
Gateway, Inc. (a)                                           6,400           23
Mirant Corp. (a)                                            7,960           23
Smucker (J.M.) Co.                                            578           23
Dillard's, Inc., Class A                                    1,700           23
Worthington Industries                                      1,700           23
Louisiana-Pacific Corp. (a)                                 2,100           23
Novell, Inc. (a)                                            7,200           22
Hercules, Inc.                                              2,200           22
Allegheny Energy, Inc. (a)                                  2,500           21
Great Lakes Chemical Corp.                                  1,000           20
Parametric Technology Corp. (a)                             5,800           18
Visteon Corp.                                               2,551           18
Thomas & Betts Corp. (a)                                    1,200           17
Tupperware Corp.                                            1,200           17
Goodyear (The) Tire & Rubber Co. (a)                        3,200           17
Andrew Corp. (a)                                            1,793           16
Power-One, Inc. (a)                                         1,900           14
Allegheny Technologies, Inc.                                1,770           12
Advanced Medical Optics, Inc. (a)                             644           11

                                                        Number of        Value
                                                           Shares        (000)
------------------------------------------------------------------------------
McDermott International, Inc. (a)                           1,300     $      8
Texas Genco Holdings, Inc.                                    300            7
EnPro Industries, Inc. (a)                                    460            5
Hudson Highland Group, Inc. (a)                               165            3
Agere Systems, Inc., Class A (a)                              823            2
Unilever NV                                                     1           --
Kadant, Inc. (a)                                                1           --
WorldCom, Inc. (MCI Group) (a)                                 12           --
WorldCom, Inc. (WorldCom Group) (a)                             1           --
                                                                      --------
Total Common Stocks
 (Cost - $190,963)                                                     178,526
                                                                      --------
PREFERRED STOCK - 0.0%
Sealed Air Corp., 4.00%, (Convertible) Class A
 (Cost - $19)                                                 475           24
                                                                      --------
SHORT-TERM OBLIGATIONS - 9.4%
Money Market Fund - 8.4%
TimesSquare VP Money Market Fund                       16,510,000       16,510
                                                                      --------

                                                        Principal
                                                            (000)
                                                       ----------
U.S. Government - 1.0%
U.S. Treasury Bills,
 1.16%, 7/24/03 (c)                                         $ 400          400
 1.09%, 10/30/03 (c)                                        1,500        1,494
                                                                      --------
                                                                         1,894
                                                                      --------
Total Short-Term Obligations
 (Cost - $18,404)                                                       18,404
                                                                      --------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
 (Total Cost - $209,386) (d)                                           196,954
Cash and Other Assets, Less Liabilities - 0.0%                              40
                                                                      --------
NET ASSETS - 100.0%                                                   $196,994
                                                                      ========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            10
June 30, 2003 (Unaudited) (Continued)


--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES
(a) Non-income producing securities.
(b) Times Square Capital Management, Inc., the fund's
    Investment Advisor, is an indirect wholly owned subsidiary of CIGNA Corp.
(c) This security, or a portion thereof, was pledged as collateral for Stock Index Futures Contracts. At
    June 30, 2003, the Fund was long 77 S&P 500[RegTM]
    Futures Contracts expiring in September 2003.
    Unrealized loss amounted to $780,587. Underlying face value was $19,516,612 and underlying market value was $18,736,025.
    Tax Information
(d) At June 30, 2003, the net unrealized depreciation of investments, based on cost for federal income tax purposes of $210,273,669, was as follows:

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of value
    over tax cost                                         $ 24,886,638

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax cost
    over value                                             (38,205,826)
                                                          ------------
    Unrealized depreciation - net                         $(13,319,188)
                                                          ============

--------------------------------------------------------------------------------

TimesSquare Variable Products S&P 500[RegTM] Index Fund

                                            Market     % of
                                             Value     Net
Ten Largest Positions (Unaudited)            (000)    Assets
------------------------------------------ -------- ---------
General Electric Co.                        $5,653     2.9%
Microsoft Corp.                              5,424     2.8
Pfizer, Inc.                                 5,393     2.7
Exxon Mobil Corp.                            4,784     2.4
Wal-Mart Stores, Inc.                        4,691     2.4
Citigroup, Inc.                              4,356     2.2
Johnson & Johnson                            3,039     1.5
American International Group                 2,852     1.4
International Business Machine Corp.         2,764     1.4
Intel Corp.                                  2,727     1.4

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      11

Statement of Assets and Liabilities
June 30, 2003 (Unaudited)
(In Thousands)

Assets:
Investments in securities at value                              $196,954
Receivable for fund shares sold                                       22
Interest and dividends receivable, net of withholding taxes          220
Investment for Trustees' deferred compensation plan                  101
                                                                ---------
  Total assets                                                   197,297
                                                                ---------
Liabilities:
Deferred Trustees' fees payable                                      101
Payable for Fund shares redeemed                                      79
Custodian fees payable                                                40
Administrative services fees payable                                  31
Audit and legal fees payable                                          21
Advisory fees payable                                                 19
Shareholder reports payable                                            8
Other accrued expenses                                                 4
                                                                ---------
  Total liabilities                                                  303
                                                                ---------
Net Assets                                                      $196,994
                                                                =========
Components of Net Assets:
Paid in capital                                                 $207,179
Undistributed net investment income                                1,522
Accumulated net realized gain                                      1,506
Net unrealized depreciation of investments and futures           (13,213)
                                                                ---------
Net Assets                                                      $196,994
                                                                =========
Shares Outstanding                                                13,873
                                                                =========
Net Asset Value and Redemption Price per Share                  $  14.20
                                                                =========
Cost of Investments                                             $209,386
                                                                =========

Statement of Operations
For the Six Months Ended June 30, 2002 (Unaudited)
(In Thousands)

Investment Income:
Income:
   Dividends                                              $ 1,587
   Interest                                                    47
                                                          -------
                                                            1,634
Expenses:
   Investment advisory fees                  $195
   Custodian fees and expenses                 93
   Administrative services fees                58
   Auditing and legal fees                     22
   Shareholder reports                          6
   Trustees' fees                               2
   Other                                        7
                                             ----
   Total expenses                             383
   Less expenses waived by Adviser           (144)
                                             ----
   Net expenses                              $239
                                             ----
Net Investment Income                                       1,395
                                                          -------
Realized and Unrealized Gain (Loss) on
   Investments:
   Net realized gain (loss) from:
    Futures contracts                                       2,375
    Investments                                              (141)
                                                          -------
                                                            2,234
                                                          -------
   Net change in unrealized appreciation
    (depreciation) of:
    Futures contracts                                        (371)
    Investments                                            17,552
                                                          -------
                                                           17,181
                                                          -------
Net Realized and Unrealized Gain on
   Investments                                             19,415
                                                          -------
Net Increase in Net Assets Resulting from
   Operations                                             $20,810
                                                          =======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      12

Statements of Changes in Net Assets
(In Thousands)

                                                   For the Six           For the
                                                   Months Ended        Year Ended
                                                  June 30, 2003       December 31,
                                                   (Unaudited)            2002
                                                  -------------       ------------
Operations:
Net investment income                               $  1,395           $   3,172
Net realized gain on investments                       2,234              14,399
Net unrealized appreciation (depreciation)
   on investments                                     17,181             (76,909)
                                                    --------            --------
Net increase (decrease) in net assets from
   operations                                         20,810             (59,338)
                                                    --------            --------
Dividends and Distributions:
From net investment income                                --              (3,122)
From net realized gain                                    --              (6,528)
                                                    --------            --------
Total dividends and distributions                         --              (9,650)
                                                    --------            --------
Capital Share Transactions:
Net proceeds from shares sold                         38,720              70,188
Net asset value of shares issued to
   shareholders in reinvestment of dividends
   and distributions                                      --               9,650
                                                    --------            --------
                                                      38,720              79,838
Cost of shares redeemed                              (49,829)           (126,359)
                                                    --------            --------
Net decrease in net assets from
 Fund share transactions                             (11,109)            (46,521)
                                                    --------            --------
Net Increase (Decrease) in Net Assets                  9,701            (115,509)
Net Assets:
Beginning of period                                  187,293             302,802
                                                    --------            --------
End of period*                                      $196,994            $187,293
                                                    ========            ========
* includes undistributed net investment
  income of:                                        $  1,522            $    127
                                                    ========            ========

                                                   For the Six           For the
                                                   Months Ended        Year Ended
                                                  June 30, 2003       December 31,
                                                   (Unaudited)            2002
                                                  -------------       ------------
Transactions in Capital Stock:
Shares sold                                           2,997               4,601
Shares issued in reinvestment of dividends
   and distributions                                     --                 763
                                                     ------              ------
                                                      2,997               5,364
Shares redeemed                                      (3,848)             (8,131)
                                                     ------              ------
Net decrease in shares outstanding                     (851)             (2,767)
                                                     ======              ======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      13

Financial Highlights
--------------------------------------------------------------------------------

                                                      For the Six
                                                     Months Ended
                                                     June 30, 2003
                                                      (Unaudited)
------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                   $  12.72
                                                       --------
Income from investment operations:
Net investment income (a)                                  0.10
Net realized and unrealized gain (loss)                    1.38
                                                       --------
Total from investment operations                           1.48
                                                       --------
Less dividends and distributions:
From net investment income                                   --
From capital gains                                           --
                                                       --------
Total dividends and distributions                            --
                                                       --------
Net asset value, end of period                         $  14.20
                                                       ========
Total Return (b)                                          11.64%(c)
Ratios to Average Net Assets:
Gross expenses                                             0.40%(d)
Fees and expenses waived or borne by the Adviser           0.15%(d)
Net expenses                                               0.25%(d)
Net investment income                                      1.46%(d)
Portfolio Turnover                                            1%(c)
Net assets, End of Period (000 omitted)                $196,994

                                                                    For the Year Ended December 31,
                                                   -----------------------------------------------------------------
                                                     2002          2001           2000         1999        1998
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period               $  17.31      $  19.95       $  22.83     $  19.73    $  15.83
                                                   --------      --------       --------     --------    --------
Income from investment operations:
Net investment income (a)                              0.23          0.23           0.35         0.32        0.34
Net realized and unrealized gain (loss)               (4.13)        (2.66)         (2.49)        3.75        4.14
                                                   --------      --------       --------     --------    --------
Total from investment operations                      (3.90)        (2.43)         (2.14)        4.07        4.48
                                                   --------      --------       --------     --------    --------
Less dividends and distributions:
From net investment income                            (0.22)        (0.21)         (0.44)       (0.51)      (0.40)
From capital gains                                    (0.47)           --          (0.30)       (0.46)      (0.18)
                                                   --------      --------       --------     --------    --------
Total dividends and distributions                     (0.69)        (0.21)         (0.74)       (0.97)      (0.58)
                                                   --------      --------       --------     --------    --------
Net asset value, end of period                     $  12.72      $  17.31       $  19.95     $  22.83    $  19.73
                                                   ========      ========       ========     ========    ========
Total Return (b)                                     (22.51)%      (12.18)%        (9.37)%      20.77%      28.60%
Ratios to Average Net Assets:
Gross expenses                                         0.37%         0.35%          0.36%        0.38%       0.63%
Fees and expenses waived or borne by the Adviser       0.12%         0.10%          0.11%        0.13%       0.19%
Net expenses                                           0.25%         0.25%          0.25%        0.25%       0.44%
Net investment income                                  1.32%         1.38%          1.64%        1.57%       1.95%
Portfolio Turnover                                        7%            2%             4%           3%          2%
Net assets, End of Period (000 omitted)            $187,293      $302,802       $292,739     $282,781    $206,475

(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c)  Not annualized
(d)  Annualized

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        14
(Unaudited)

1. Utilization of Indexation Approach.
TimesSquare VP S&P 500[RegTM] Index Fund (the "Fund") seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500[RegTM] Composite Stock Price Index.

2. Significant Accounting Policies. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Equity securities, including warrants, that are listed on a national securities exchange or are part of the NASDAQ National Market System are valued at the last sale price (NASDAQ Official Closing Price ["NOCP"] for NASDAQ stocks) or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value, as determined in good faith by, or under the authority of, the Trust's Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

B. Futures Contracts -- The Fund is authorized to enter into S&P 500[RegTM] futures contracts. A Fund may use futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the S&P 500[RegTM] Composite Stock Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index, while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities and the possibility of an illiquid market.

C. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        15
(Unaudited) (Continued)

D. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. The tax character of distributions paid to shareholders during the year ended December 31, 2002 is $3,368,021 and $6,281,979 from ordinary income and long-term capital gains, respectively. For the six months ended June 30, 2003, distributions, if any, are reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

At December 31, 2002, the Fund had a Post-October loss of $236,819. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year.

E. Dividends and Distributions to Shareholders -- Dividends from net investment income and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to Components of Net Assets may be required. As a result, at December 31, 2002, the Fund decreased undistributed net investment income by $252,868, decreased accumulated net realized loss by $254,135 and decreased paid in capital by $1,267.

3. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.25% of average daily net assets until April 30, 2004, and thereafter to the extent described in the Fund's then current prospectus. Effective May 1, 2002, TimesSquare retains the right to be repaid by the Fund if the Fund's expenses fall below the percentage specified above prior to the end of the fiscal year or within three years after TimesSquare waives advisory fees or reimburses a Fund's operating expenses. The Fund's remaining contingent liability and expiration dates are as shown below:

      Remaining
Contingent Liability     Expires during     Expires during
       (000's)            2005 (000's)       2006 (000's)
--------------------     --------------     --------------
        $374                  $230               $144

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash in the affiliated TimesSquare VP Money Market Fund ("TSVPMM") managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. For the six months ended June 30, 2003, TimesSquare waived $144,100 of its advisory fees payable by the Fund. Income distributions from TSVPMM, which amounted to $117,393 for the six months ended

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        16
(Unaudited) (Continued)

June 30, 2003, are recorded as dividend income in the Statement of Operations.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2003, the Fund paid or accrued $58,224.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. Purchases and Sales of Securities.
Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2003, were $12,243 and $0, respectively, for U.S. Government and Agency Obligations and $1,448,167 and $1,124,080 respectively, for all other securities.

6. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 13,872,544 shares outstanding at June 30, 2003, 13,700,974 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. CG Life is an indirect, wholly-owned subsidiary of CIGNA Corporation. The remainder, representing 1.2% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      17
(Unaudited)

Trustees                                       Officers
Russell H. Jones                               Richard H. Forde
Senior Vice President,                         Chairman of the Board
Chief Investment Officer, and                  and President
Treasurer, Kaman Corporation

Paul J. McDonald                               Alfred A. Bingham III
Special Advisor to the Board of                Vice President and
Directors, Friendly Ice Cream                  Treasurer
Corporation

Richard H. Forde                               Jeffrey S. Winer
Managing Director, CIGNA Retirement &          Vice President and
Investment Services and                        Secretary
TimesSquare Capital Management, Inc.

--------------------------------------------------------------------------------
"Standard & Poor's[RegTM]," "S&P[RegTM]," "S&P 500[RegTM]," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The TimesSquare VP S&P 500[RegTM] Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

TimesSquare VP S&P 500[RegTM] Index Fund is an open-end, diversified management investment company that seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500[RegTM] Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103.
--------------------------------------------------------------------------------